Provisions and contingent liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Social Contributions On Gross Revenue [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 4,763	$ 4,956
Labor Taxes [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	1,845	1,923
Employment Lawsuits [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Potential Loss	37	36
Over services municipal tax [Member] | Patria Investimentos Ltda [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	2,135	1,926
Over services municipal tax [Member] | Patria Infrastructure General Partner II Ltd [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	$ 2,329	$ 681